UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:		6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	November 13, 2001

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMSOUTH BANCORP                COM              032165102      237    13102 SH       SOLE                                      13102
CHART INDUSTRIES               COM              16115Q100     1396   478000 SH       SOLE                   478000
CHARTER ONE FINL INC COM       COM              160903100     1545    54731 SH       SOLE                                      54731
CHECKFREE CORP NEW             COM              162813109     8061   475000 SH       SOLE                   475000
CHECKPOINT SYS INC             COM              162825103     7651   700000 SH       SOLE                   700000
COMCAST CORP CL A SPL          COM              200300200      647    18050 SH       SOLE                                      18050
CONSECO                        COM              208464107    17974  2475700 SH       SOLE                  2275000            200700
CYTYC CORP COM                 COM              232946103      289    10775 SH       SOLE                                      10775
EL PASO CORP COM               COM              28336L109      859    20675 SH       SOLE                                      20675
EVERCEL                        COM              299759100       57   115000 SH       SOLE                   100000             15000
FANTOM TECHNOLOGIES COM        COM              306906108      208  1039500 SH       SOLE                   970000             69500
IMAX CORP                      COM              45245E109      692   692400 SH       SOLE                   652400             40000
LIBERTY MEDIA CORP NEW COM SER COM              530718105      425    33500 SH       SOLE                                      33500
MERCURY GENERAL CORP           COM              589400100     2080    52400 SH       SOLE                                      52400
MILESTONE SCIENTIFIC COM       COM              59935P100      476   700000 SH       SOLE                   700000
NATIONAL-OILWELL INC COM       COM              637071101      168    11600 SH       SOLE                                      11600
NETBANK INC COM                COM              640933107     1255   150000 SH       SOLE                   150000
NOBEL LEARNING COMMUNITIES INC COM              654889104      509    61700 SH       SOLE                    61700
NOKIA CORP SPONSORED ADR       COM              654902204      219    14020 SH       SOLE                                      14020
NORTHLAND CRANBERRIES          COM              666499108      295   440200 SH       SOLE                   440200
SLI INC COM                    COM              78442T108      642   247900 SH       SOLE                   247900
TARGET CORP COM                COM              87612E106      318    10000 SH       SOLE                                      10000
TELLABS, INC                   COM              879664100      106    10700 SH       SOLE                                      10700
THERMOGENESIS CORP COM NEW     COM              883623209      187   100000 SH       SOLE                   100000
UNOCAL CORP COM                COM              915289102      478    14700 SH       SOLE                                      14700
VERIZON COMMUNICATIONS COM     COM              92343V104      308     5700 SH       SOLE                                       5700
VISHAY INTERTECHNOLOGY         COM              928298108      747    40600 SH       SOLE                                      40600
WORLDCOM INC GA NEW            COM              55268b106      567    37684 SH       SOLE                                      37684